TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
TRANSACTIONS WITH RELATED PARTIES
Summary of Total Compensation of the Company's Key Management Personnel
	2023			2022			2021
	Compensation			Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total	Fixed	Variable	Total
Board of Directors	8,212	11,660	19,872	13,252	146,603	159,855	15,043	72,187	87,230
Executive Directors	27,991	200,529	228,520	34,403	50,423	84,826	51,576	71,162	122,738
	36,203	212,189	248,392	47,655	197,026	244,681	66,619	143,349	209,968